Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Leases

7.	Leases.

At December 31, 2017, the total carrying value of property owned by the Company which is leased or held for lease to others is summarized as follows (in thousands):

Construction aggregates property	$35,294
Commercial property	440,083
475,377
less accumulated depreciation and depletion	93,581
$381,796

The minimum future straight-lined rentals due the Company on noncancelable leases as of December 31, 2017 are as follows: 2018 - $33,347,000; 2019 - $26,118,000; 2020 - $21,938,000; 2021 - $18,400,000; 2022 - $15,058,000; 2023 and subsequent years $56,149,000.